Accrued Liabilities And Other Current Liabilities - Summary of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Payables and Accruals [Abstract]
Accrued payroll and welfare	¥ 47,098	$ 6,452	¥ 50,862
Other taxes and surcharge	14,458	1,981	20,619
Accrued reimbursement expenses	9,611	1,317	12,881
Professional service fees	231	32	1,628
Others	18,100	2,480	18,945
Accrued liabilities and other current liabilities	¥ 89,498	$ 12,262	¥ 104,935